NOTE 4. FIXED ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
NOTE 4. FIXED ASSETS (SCHEDULE)
	2012	2011
Cost:
Machinery and equipment	$439,560	$0
Furniture and fixtures	8,059	0
Total cost	447,619	0
Less: Accumulated depreciation	0	0
Property and equipment, net	$447,619	$0